Guarantees and purchase obligations - Additional information (Detail) ₺ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 TRY (₺)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 TRY (₺)	Nov. 30, 2022 USD ($)
Disclosure of guarantees and purchase obligations
Purchase commitments		₺ 15,399,311		₺ 5,605,194
Guarantees		44,756,369		₺ 26,848,488
BeST
Disclosure of guarantees and purchase obligations
Investment commitment	$ 100,000	4,286,230			$ 100,000
Remaining investment commitment	$ 63,687	₺ 2,729,776	$ 76,997